UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2008
                                                     ------------------------
Check here if Amendment |_|; Amendment Number:
                                                     ----------
  This Amendment (Check only one.):               |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        ALLSTATE LIFE INSURANCE COMPANY
             --------------------------------------
Address:     3075 SANDERS ROAD, SUITE G4A
             --------------------------------------
             NORTHBROOK, IL.  60062-7127
             --------------------------------------

             --------------------------------------

Form 13F File Number:   28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PAUL SCHUTT
             ----------------------------------------------
Title:       ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
             ----------------------------------------------
             Phone:       847-402-5169
             ----------------------------------------------

Signature, Place, and Date of Signing:

             /s/  PAUL SCHUTT                 NORTHBROOK,IL.         8/12/08
             ----------------------------  --------------------  ---------------
                  [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE.   (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_|   13F  COMBINATION  REPORT.   (Check here if a portion of the  holdings for
      this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         ONE
                                           -------------------------------------

Form 13F Information Table Entry Total:              55
                                           -------------------------------------

Form 13F Information Table Value Total:         361,966 (THOUSAND)
                                           -------------------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

1            028-10298                     ALLSTATE INVESTMENTS LLC
                                           -------------------------------------

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY


                                    TITLE                      VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER              CLASS            CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINANCIAL GROUP INC        COMMON         025932104   1,533        57,318 SH         DEFINED        1      X
REINSURANCE GROUP AMERICA INC       COMMON         759351109   3,917        90,000 SH         DEFINED        1      X
RPM INTERNATIONAL INC               COMMON         749685103   5,459       265,000 SH         DEFINED        1      X
TRAVELERS COMPANIES INC             COMMON         89417E109     434        10,000 SH         DEFINED        1      X
WACHOVIA CORP                       NON-REDEEM P/S 929903219   8,593         9,750 SH         DEFINED        1      X
ALLERGAN INC 1.500000% 04/01/2026   DEBT           018490AL6   5,796     5,500,000 PRN        DEFINED        1      X
ALZA CORP 0% 07/28/2020             DEBT           02261WAB5   5,818     6,500,000 PRN        DEFINED        1      X
AMDOCS LIMITED .500000% 03/15/2024  DEBT           02342TAD1   7,595     7,750,000 PRN        DEFINED        1      X
AMGEN INC .375000% 02/01/2013       DEBT           031162AQ3   7,395     8,500,000 PRN        DEFINED        1      X
ARCHER DANIELS .875000% 02/15/2014  DEBT           039483AW2   1,006     1,000,000 PRN        DEFINED        1      X
AVNET INC 2.000000% 03/15/2034      DEBT           053807AL7  10,854    10,500,000 PRN        DEFINED        1      X
BECKMAN COULTER INC 2.500000%
    12/15/2036                      DEBT           075811AD1   1,106     1,000,000 PRN        DEFINED        1      X
BEST BUY 2.250000% 01/15/2022       DEBT           086516AF8  11,468    11,000,000 PRN        DEFINED        1      X
BRISTOL-MYERS SQUIBB 2.510000%
    09/15/2023                      DEBT           110122AN8  15,413    15,500,000 PRN        DEFINED        1      X
CAMERON INTL CORP 2.500000%
    06/15/2026                      DEBT           13342BAB1  13,237     7,850,000 PRN        DEFINED        1      X
CARNIVAL CORP 2.000000% 04/15/2021  DEBT           143658AN2   7,131     7,000,000 PRN        DEFINED        1      X
COSTCO WHOLESALE CORP 0% 08/19/2017 DEBT           22160QAC6     510       320,000 PRN        DEFINED        1      X
DANAHER CORP 0% 01/22/2021          DEBT           235851AF9  11,987    10,550,000 PRN        DEFINED        1      X
DOMINION RESOURCES INC 2.125000%
    12/15/2023                      DEBT           25746UAT6   9,619     7,500,000 PRN        DEFINED        1      X
ELEC DATA SYSTEM                    DEBT           285661AF1   1,696     1,700,000 PRN        DEFINED        1      X
EMC CORP 1.750000% 12/01/2013       DEBT           268648AM4   2,111     1,850,000 PRN        DEFINED        1      X
FAIR ISAAC CORP 1.500000%
    08/15/2023                      DEBT           303250AD6     991     1,000,000 PRN        DEFINED        1      X
FISHER SCIENTIFIC INTL 3.250000%
    03/01/2024                      DEBT           338032AX3  12,629     8,350,000 PRN        DEFINED        1      X
FLUOR CORP 1.500000% 02/15/2024     DEBT           343412AA0     582       175,000 PRN        DEFINED        1      X
GENZYME CORP 1.250000% 12/01/2023   DEBT           372917AN4  10,399     9,400,000 PRN        DEFINED        1      X
HASBRO INC 2.750000% 12/01/2021     DEBT           418056AN7   9,441     5,700,000 PRN        DEFINED        1      X
HCC INSURANCE HOLDINGS 1.300000%
    04/01/2023                      DEBT           404132AB8   7,728     7,325,000 PRN        DEFINED        1      X
HOLOGIC INC 2.000000% 12/15/2037    DEBT           436440AA9     845     1,000,000 PRN        DEFINED        1      X
INTEL CORP 2.950000% 12/15/2035     DEBT           458140AD2   5,940     6,100,000 PRN        DEFINED        1      X
INTL GAME TECHNOLOGY 2.600000%
    12/15/2036                      DEBT           459902AP7  17,040    17,750,000 PRN        DEFINED        1      X
LABORATORY CORP AMERICA HOLDINGS    DEBT           50540RAG7  11,938    12,500,000 PRN        DEFINED        1      X
LEHMAN BROTHERS HOLDINGS .250000%
    05/08/2010                      DEBT           524908FN5   1,344     1,500,000 PRN        DEFINED        1      X
LIBERTY MEDIA CORP 3.250000%
    03/15/2031                      DEBT           530715AR2     640     1,000,000 PRN        DEFINED        1      X
LIBERTY MEDIA LLC 3.12500%
    03/30/2023                      DEBT           530718AF2   1,564     1,500,000 PRN        DEFINED        1      X
LOCKHEED MARTIN CORP 3.018130%
    08/15/2033                      DEBT           539830AP4  11,559     8,500,000 PRN        DEFINED        1      X
MEDTRONIC INC 1.625000% 04/15/2013  DEBT           585055AM8   9,084     8,500,000 PRN        DEFINED        1      X
MERRILL LYNCH & CO 0% 03/13/2032    DEBT           590188W46  15,521    15,250,000 PRN        DEFINED        1      X
MYLAN LABORATORIES INC 1.250000%
    03/15/2012                      DEBT           628530AG2     838     1,000,000 PRN        DEFINED        1      X
NABORS INDUSTRIES INC .940000%
    05/15/2011                      DEBT           629568AP1  11,070     9,000,000 PRN        DEFINED        1      X
NATIONAL CITY CORP 4.000000%
    02/01/2011                      DEBT           635405AW3   8,088    10,000,000 PRN        DEFINED        1      X
NEXTEL COMMUNIC                     DEBT           65332VAY9   1,930     2,000,000 PRN        DEFINED        1      X
OMNICOM GROUP                       DEBT           681919AK2   4,461     4,500,000 PRN        DEFINED        1      X
OMNICOM GROUP INC 0% 07/01/2038     DEBT           681919AT3   9,880     9,500,000 PRN        DEFINED        1      X
PRUDENTIAL FINANCIAL INC 2.940000%
    12/12/2036                      DEBT           744320AG7   6,818     7,000,000 PRN        DEFINED        1      X
PSS WORLD MEDICAL INC 2.250000%
    03/15/2024                      DEBT           69366AAB6     535       500,000 PRN        DEFINED        1      X
RAYONIER TRS HOLDINGS IN 3.750000%
    10/15/2012                      DEBT           75508AAB2   4,020     4,000,000 PRN        DEFINED        1      X
SANDISK CORP 1.000000% 05/15/2013   DEBT           80004CAC5     686     1,000,000 PRN        DEFINED        1      X
SCHLUMBERGER LIMITED 2.125000%
    06/01/2023                      DEBT           806857AD0     540       200,000 PRN        DEFINED        1      X
ST JUDE MEDICAL INC 1.220000%
    12/15/2008                      DEBT           790849AD5   1,980     2,000,000 PRN        DEFINED        1      X
TEVA PHARMACEUT FIN BV 1.750000%
    02/01/2026                      DEBT           88165FAA0   8,223     7,400,000 PRN        DEFINED        1      X
TEVA PHARMACEUT FIN LLC .250000%
    02/01/2024                      DEBT           88164RAB3   3,605     2,700,000 PRN        DEFINED        1      X
TJX COMPANIES INC 0% 02/13/2021     DEBT           872540AL3  12,118    11,500,000 PRN        DEFINED        1      X
TRANSOCEAN INC 1.500000%
    12/15/2037                      DEBT           893830AV1  12,430    11,000,000 PRN        DEFINED        1      X
US BANCORP INC 3.600000% 09/20/2036 DEBT           902973AQ9   9,913    10,000,000 PRN        DEFINED        1      X
WYETH 2.390000% 01/15/2024          DEBT           983024AD2  14,910    14,600,000 PRN        DEFINED        1      X

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
"STOCK"                                                   5     19,937     432,068
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DEBT                                                     50   342,029  317,470,000
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REPORT TOTALS                                            55   361,966  317,902,068
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